Net Income and Other Comprehensive Income (Loss) - Reclassification Adjustments of Other Comprehensive Income (Loss) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Unrealized gain or loss on available-for-sale financial assets
Arising during the year			$ 605	$ (721)
Reclassification adjustments
Upon disposal			0	0
Upon impairment			0	577
Unrealized gain or loss on available-for- sale financial assets	$ 0	$ 0	605	(144)
Cash flow hedges
Gain arising during the year			3	15
Reclassification adjustments included in profit or loss			(2)	(1)
Adjusted against the carrying amount of hedged items			(2)	(15)
Cash flow hedges	$ 0	$ 0	$ (1)	$ (1)